FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
11.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2016, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

DECEMBER 31, 2016	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$56,130	$56,130	$56,130

DECEMBER 31, 2015	FAIR VALUE INPUT LEVEL	HELD-FOR- TRADING	TOTAL CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$60,161	$60,161	$60,161

Due to the nature of cash, accounts payable and redeemable preferred shares, the fair value of these instruments approximated their carrying value.